Basis of presentation (Tables)	12 Months Ended
Mar. 31, 2018
Basis Of Preparation [Abstract]
Summary of adjustments

Summary of adjustments

Group statement of comprehensive income

	At 31 March 2018 as published	Pension adjustment	At 31 March 2018 restated
		£m	£m
Profit for the period	2,184	—	2,184
Other comprehensive income (loss)
Items that will not be reclassified to the income statement:
Remeasurements of the net pension obligation	2,160	(476)	1,684
Tax on pension remeasurements	(346)	83	(263)
Items that have been or may be reclassified subsequently to the income statement:
Exchange differences on translation of foreign operations	(188)	—	(188)
Fair value movements on available- for- sale assets	11	—	11
Fair value movements on cash flow hedges:		—
- net fair value (losses) gains	(368)	—	(368)
- recognised in income and expense	277	—	277
Tax on components of other comprehensive income that have been or may be reclassified	1	—	1
Other comprehensive profit (loss) for the period, net of tax	1,547	(393)	1,154
Total comprehensive income (loss) for the period	3,731	(393)	3,338

Group balance sheet

	At 31 March 2018 as published	Pension adjustment	At 31 March 2018 restated
	£m	£m	£m
Non-current assets
Deferred tax assets	1,243	83	1,326
Other non-current assets	46,476	—	46,476
	47,719	83	47,802
Current assets
Current assets	8,559	—	8,559
	8,559	—	8,559
Current liabilities
Current liabilities	10,224	—	10,224
	10,224	—	10,224
Total assets less current liabilities	46,054	83	46,137
Non-current liabilities
Retirement benefit obligations	6,371	476	6,847
Other non-current liabilities	16,943	—	16,943
	23,314	476	23,790
Equity
Retained profit	11,327	(393)	10,934
Other components of equity	11,413	—	11,413
Total equity	22,740	(393)	22,347
	46,054	83	46,137

Group statement of changes in equity

	Total Equity (published)	Retained Earnings pension adjustment	Total Equity (restated)
	£m	£m	£m
At 1 April 2017	18,926	—	18,926
Profit for the year	2,184	—	2,184
Other comprehensive income (loss) before tax	1,615	(476)	1,139
Tax on other comprehensive (loss) income	(345)	83	(262)
Transferred to the income statement	277	—	277
Comprehensive income (loss)	3,731	(393)	3,338
Share-based payments	84	—	84
Tax on share-based payments	(2)	—	(2)
Transfer to realised profit	—	—	—
Other movements	1	—	1
At 31 March 2018	22,740	(393)	22,347